Derivative and Hedging Instruments - Summary of Fair Value and Fair Value Hierarchy of Derivative Instruments (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	$ 13,703	$ 15,569
Total derivative liabilities	7,803	7,822
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	13,703	15,569
Total derivative liabilities	7,803	7,822
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	12,155	14,199
Total derivative liabilities	5,815	6,309
Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	886	527
Total derivative liabilities	1,814	1,490
Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	653	829
Total derivative liabilities	174	23
Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	9	14
Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	13,043	14,490
Total derivative liabilities	7,249	7,512
Level 2 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	11,537	13,181
Total derivative liabilities	5,318	6,012
Level 2 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	876	527
Total derivative liabilities	1,813	1,490
Level 2 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	621	768
Total derivative liabilities	118	10
Level 2 [Member] | Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	9	14
Level 3 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	660	1,079
Total derivative liabilities	554	310
Level 3 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	618	1,018
Total derivative liabilities	497	297
Level 3 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	10
Total derivative liabilities	1
Level 3 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	32	61
Total derivative liabilities	$ 56	$ 13